Share-Based Compensation - Summary of Key Assumptions for Options Granted (Parenthetical) (Details) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeiture rate for executives and directors, and all other employees	11.70%	3.00%
ESPP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeiture rate for executives and directors, and all other employees	3.00%	3.00%
Number of shares issued		0
Discounted ESPP price	$ 0.73
Bottom of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeiture rate for executives and directors, and all other employees	8.50%
Top of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeiture rate for executives and directors, and all other employees	12.30%	9.60%